Organization and Nature of Business	12 Months Ended
Dec. 31, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization and Nature of Business
(1) Organization and Nature of Business

Organization

CVR Energy, Inc. (“CVR Energy,” “CVR,” or the “Company”) is a diversified holding company primarily engaged in the petroleum refining and nitrogen fertilizer manufacturing industries through its holdings in CVR Refining, LP (“CVR Refining” or “CVRR”) and CVR Partners, LP (“CVR Partners”). CVR Refining is an independent petroleum refiner and marketer of high value transportation fuels. CVR Partners produces and markets nitrogen fertilizers in the form of urea ammonium nitrate (“UAN”) and ammonia. The Company’s operations include two business segments: the petroleum segment and the nitrogen fertilizer segment. CVR’s common stock is listed on the New York Stock Exchange (“NYSE”) under the symbol “CVI.”

In August 2018, CVR Energy completed an exchange offer whereby public unitholders tendered a total of 21,625,106 CVR Refining common units in exchange for a total of 13,699,549 shares of CVR Energy common stock (the “CVRR Unit Exchange”). In connection with the CVRR Unit Exchange, the Company incurred a total of $0.7 million of issuance costs, which were capitalized to additional paid-in-capital. Further, due to the change in our ownership of CVR Refining, we recognized an increase of $276 million to additional paid-in-capital and $84 million in deferred tax assets. Following the CVRR Unit Exchange, Icahn Enterprises L.P. (“IEP”) and its affiliates owned approximately 71% of the Company’s outstanding common shares.

CVR Refining, LP

As of December 31, 2018, public security holders held approximately 16% of CVR Refining’s common units that were traded on the NYSE under “CVRR” (including units owned by IEP and its affiliates, representing 3.9% of CVR Refining’s outstanding common units). The Company and CVR Refining Holdings, LLC (“CVR Refining Holdings”), an indirect wholly-owned subsidiary of CVR, owned 100% of CVR Refining’s general partner interest and approximately 81% of CVR Refining’s outstanding limited partner interests. The consolidated results of operations and financial position of CVR Refining are reflected as CVR’s petroleum segment (the “Petroleum Segment”).

On January 17, 2019, the general partner of CVRR assigned to the Company its right to purchase all of the issued and outstanding CVRR common units not already owned by CVRR’s general partner or its affiliates. On January 29, 2019, the Company purchased all remaining CVRR common units not already owned by the Company or its affiliates for a cash purchase price of $10.50 per unit (the “Call Price”), or approximately $241 million in the aggregate (the “Public Unit Purchase”). In conjunction with the exercise of its call right for all CVRR common units not already owned by the Company or its affiliates, the Company entered into a purchase agreement with American Entertainment Properties Corporation (“AEP”) and IEP, pursuant to which, on January 29, 2019, all of the Common Units held by AEP and IEP were purchased by the Company for a cash price per unit equal to the Call Price, or approximately $60 million in the aggregate (the “Affiliate Unit Purchase” together with the Public Unit Purchase, the “CVRR Unit Purchase”). The total purchase price of $301 million was funded with approximately $105 million in borrowings under a new credit agreement entered into by the Company on January 29, 2019 with the remaining amount being funded from the Company’s cash on hand. Refer to Note 6 (“Long-Term Debt”) for further information on the credit agreement.

Effective February 8, 2019, CVRR’s reporting obligations under the Exchange Act were suspended. Upon closing of the CVRR Unit Purchase, the Company executed a full and unconditional guarantee of CVRR’s senior notes due 2022 (the “2022 Senior Notes”). Pursuant to SEC regulations, the Company has elected to provide condensed consolidating financial statements in lieu of providing standalone CVRR financial statements. Refer to Note 15, (“Guarantor Financial Information”) for further discussion and the condensed consolidating financial statements.

CVR Partners, LP

As of December 31, 2018, public security holders held approximately 66% of CVR Partners’ outstanding common units that are traded on the NYSE under “UAN.” Coffeyville Resources, LLC (“CRLLC”), a wholly-owned subsidiary of CVR Energy, held approximately 34% of CVR Partners’ outstanding common units. In addition, CRLLC owns 100% of CVR Partners’ general partner, CVR GP, LLC, which holds a general partner interest. The consolidated results of operations and financial position of CVR Partners are reflected as our nitrogen fertilizer segment (the “Nitrogen Fertilizer Segment”).

Subsequent Events

The Company evaluated subsequent events, if any, that would require an adjustment to the Company’s consolidated financial statements or require disclosure in the notes to the consolidated financial statements through the date of issuance of the consolidated financial statements. Where applicable, the notes to these consolidated financial statements have been updated to discuss all significant subsequent events which have occurred.